NATIONWIDE MUTUAL FUNDS
Nationwide Small Company Growth Fund

Supplement dated July 25, 2019
to the Summary Prospectus dated February 28, 2019

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus.

Effective as of June 28, 2019, all references to, and information regarding, Robert E. Hall in the Summary Prospectus are deleted in their entirety.

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